Fees Summary	Jan. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 636,000
Previously Paid Amount	0.00
Total Fee Amount	97.37
Total Offset Amount	0.00
Net Fee	97.37
Narrative - Max Aggregate Offering Price	$ 636,000
Final Prospectus	true